Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses
Prepaid expenses consists of the following:

(Amounts in millions)	December 31, 2022	December 31, 2021
Prepaid member referral fees and deferred sales incentive compensation (Note 19)	$55	$52
Prepaid lease costs	32	40
Prepaid income taxes	31	33
Prepaid software	13	21
Other prepaid expenses	7	34
Total prepaid expenses	$138	$180